PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya Index Plus LargeCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.4%
Communication Services : 9.9%
162,808
Alphabet, Inc. - Class A
$ 39,578,625
4.4
93,833  Comcast Corp. - Class
A
2,948,233
0.3
34,685
Fox Corp. - Class A
2,187,236
0.2
25,260  Iridium
Communications, Inc.
441,039
0.1
21,531
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
2,248,913
0.2
31,456  Meta Platforms, Inc.
- Class A
23,100,657
2.6
7,690
(1)
Netflix, Inc.
9,219,695
1.0
9,795  New York Times Co.
- Class A
562,233
0.1
10,360
(1)
Roku, Inc.
1,037,347
0.1
20,571
T-Mobile US, Inc.
4,924,286
0.5
73,038  Verizon
Communications, Inc.
3,210,020
0.4
89,458,284
9.9
Consumer Discretionary : 10.4%
275,748
ADT, Inc.
2,401,765
0.3
7,485
(1)
Airbnb, Inc. - Class A
908,829
0.1
162,083
(1)
Amazon.com, Inc.
35,588,564
3.9
19,865  Bath & Body Works,
Inc.
511,722
0.1
1,499
Booking Holdings, Inc.
8,093,506
0.9
32,435
(1)
CarMax, Inc.
1,455,358
0.2
1,488
(1)
Carvana Co.
561,333
0.1
12,540
(1)
Deckers Outdoor Corp.
1,271,180
0.1
25,034
(1)
DraftKings, Inc. - Class
A
936,272
0.1
8,366
Expedia Group, Inc.
1,788,233
0.2
85,038
Ford Motor Co.
1,017,054
0.1
58,559
General Motors Co.
3,570,342
0.4
15,066
(1)
Grand Canyon
Education, Inc.
3,307,288
0.4
1,505
Home Depot, Inc.
609,811
0.1
10,025
(1)
On Holding AG - Class
A
424,559
0.0
9,513
PVH Corp.
796,904
0.1
9,201
Ralph Lauren Corp.
2,885,066
0.3
13,370
Ross Stores, Inc.
2,037,454
0.2
1,382  Royal Caribbean
Cruises Ltd.
447,188
0.0
36,771
(1)
Tesla, Inc.
16,352,799
1.8
42,506
TJX Cos., Inc.
6,143,817
0.7
35,094
Travel + Leisure Co.
2,087,742
0.2
1,266
(1)
Ulta Beauty, Inc.
692,186
0.1
93,888,972
10.4
Consumer Staples : 4.6%
117,815
Altria Group, Inc.
7,782,859
0.9
12,162
(1)
BellRing Brands, Inc.
442,089
0.1
84,447
Colgate-Palmolive Co.
6,750,693
0.7
1,123  Costco Wholesale
Corp.
1,039,482
0.1
23,268
Ingredion, Inc.
2,841,255
0.3
50,449
Keurig Dr Pepper, Inc.
1,286,954
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
6,725
Kroger Co.
$ 453,332
0.1
99,370
(1)
Monster Beverage
Corp.
6,688,595
0.7
36,284
PepsiCo, Inc.
5,095,725
0.6
2,720  Philip Morris
International, Inc.
441,184
0.0
15,590
Procter & Gamble Co.
2,395,404
0.3
10,992
Sysco Corp.
905,081
0.1
61,474
(1)
US Foods Holding
Corp.
4,710,138
0.5
10,357
Walmart, Inc.
1,067,392
0.1
41,900,183
4.6
Energy : 2.8%
19,998
(1)
Antero Resources
Corp.
671,133
0.1
12,922
Baker Hughes Co.
629,560
0.1
28,228  Chesapeake Energy
Corp.
2,998,943
0.3
25,624
Devon Energy Corp.
898,377
0.1
8,612
DT Midstream, Inc.
973,673
0.1
14,335
EOG Resources, Inc.
1,607,240
0.2
18,396
EQT Corp.
1,001,294
0.1
17,814
Exxon Mobil Corp.
2,008,528
0.2
18,418
HF Sinclair Corp.
963,998
0.1
20,360
Kinder Morgan, Inc.
576,392
0.1
52,551
ONEOK, Inc.
3,834,646
0.4
20,595
Phillips 66
2,801,332
0.3
14,409  Range Resources
Corp.
542,355
0.1
18,362
Valero Energy Corp.
3,126,314
0.3
37,599
Williams Cos., Inc.
2,381,897
0.3
25,015,682
2.8
Financials : 12.6%
10,933  Ameriprise Financial,
Inc.
5,370,836
0.6
22,262  Bank of New York
Mellon Corp.
2,425,668
0.3
17,151
(1)
Berkshire Hathaway,
Inc. - Class B
8,622,494
0.9
11,343
(1)
Block, Inc.
819,759
0.1
2,582  Cboe Global Markets,
Inc.
633,236
0.1
65,063
Charles Schwab Corp.
6,211,565
0.7
77,031
Citigroup, Inc.
7,818,647
0.9
26,083
CME Group, Inc.
7,047,366
0.8
61,295  Equitable Holdings,
Inc.
3,112,560
0.3
29,011
(1)
Euronet Worldwide,
Inc.
2,547,456
0.3
4,900  Evercore, Inc. - Class
A
1,652,868
0.2
10,263
Globe Life, Inc.
1,467,301
0.2
41,463  Hancock Whitney
Corp.
2,595,998
0.3
50,679  Hartford Financial
Services Group, Inc.
6,760,072
0.7
22,694  Interactive Brokers
Group, Inc. - Class A
1,561,574
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
24,780  JPMorgan Chase &
Co.
$ 7,816,355
0.9
12,092
Loews Corp.
1,213,916
0.1
1,474  LPL Financial
Holdings, Inc.
490,385
0.1
24,331  Marsh & McLennan
Cos., Inc.
4,903,426
0.5
2,953  Mastercard, Inc.
- Class A
1,679,696
0.2
27,577
MetLife, Inc.
2,271,517
0.2
5,846
MSCI, Inc.
3,317,079
0.4
6,198
Northern Trust Corp.
834,251
0.1
20,298  OneMain Holdings,
Inc.
1,146,025
0.1
38,788
(1)
PayPal Holdings, Inc.
2,601,123
0.3
25,157
Popular, Inc.
3,195,191
0.3
171,241
Rithm Capital Corp.
1,950,435
0.2
45,183
SLM Corp.
1,250,665
0.1
54,181
Synchrony Financial
3,849,560
0.4
5,540
(1)
Texas Capital
Bancshares, Inc.
468,296
0.0
44,350
(1)
Toast, Inc. - Class A
1,619,218
0.2
33,204  Tradeweb Markets,
Inc. - Class A
3,684,980
0.4
42,369
Unum Group
3,295,461
0.4
137,263
US Bancorp
6,633,921
0.7
9,464
Visa, Inc. - Class A
3,230,820
0.4
114,099,720
12.6
Health Care : 8.5%
21,275
AbbVie, Inc.
4,926,013
0.5
5,144
(1)
Alnylam
Pharmaceuticals, Inc.
2,345,664
0.3
22,814
(1)
Apellis
Pharmaceuticals, Inc.
516,281
0.1
35,213
(1)
Boston Scientific Corp.
3,437,845
0.4
70,798  Bristol-Myers Squibb
Co.
3,192,990
0.3
25,777
Cardinal Health, Inc.
4,045,958
0.4
25,695
(1)
Centene Corp.
916,798
0.1
8,846
Cigna Group
2,549,860
0.3
18,890
(1)
Doximity, Inc. - Class A
1,381,803
0.1
4,294
Elevance Health, Inc.
1,387,477
0.2
6,050
Eli Lilly & Co.
4,616,150
0.5
39,756
(1)
Exelixis, Inc.
1,641,923
0.2
23,159
Gilead Sciences, Inc.
2,570,649
0.3
2,293
Humana, Inc.
596,570
0.1
40,809
(1)
Incyte Corp.
3,461,011
0.4
7,007
(1)
Inspire Medical
Systems, Inc.
519,919
0.1
3,652
(1)
Insulet Corp.
1,127,482
0.1
19,999
(1)
IQVIA Holdings, Inc.
3,798,610
0.4
17,008
(1)
Jazz Pharmaceuticals
PLC
2,241,654
0.2
63,484
Johnson & Johnson
11,771,203
1.3
10,234
(1)
LivaNova PLC
536,057
0.1
4,892
McKesson Corp.
3,779,266
0.4
78,051
Medtronic PLC
7,433,577
0.8
10,133
Merck & Co., Inc.
850,463
0.1
9,883
(1)
Natera, Inc.
1,590,867
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,445
(1)
Neurocrine
Biosciences, Inc.
$ 1,606,649
0.2
26,581
(1)
Sarepta Therapeutics,
Inc.
512,216
0.1
2,779  UnitedHealth Group,
Inc.
959,589
0.1
7,522
(1)
Veeva Systems, Inc.
- Class A
2,240,879
0.2
76,555,423
8.5
Industrials : 8.8%
22,562
AMETEK, Inc.
4,241,656
0.5
10,415  Applied Industrial
Technologies, Inc.
2,718,836
0.3
6,119  Automatic Data
Processing, Inc.
1,795,926
0.2
30,978
Cintas Corp.
6,358,544
0.7
4,670
Curtiss-Wright Corp.
2,535,530
0.3
8,388
Delta Air Lines, Inc.
476,019
0.1
4,380
Eaton Corp. PLC
1,639,215
0.2
32,526
Emerson Electric Co.
4,266,761
0.5
32,604
Flowserve Corp.
1,732,577
0.2
92,677
Fortive Corp.
4,540,246
0.5
4,497
GE Aerospace
1,352,788
0.1
10,375
Hexcel Corp.
650,513
0.1
2,167  Honeywell
International, Inc.
456,153
0.0
62,831
Ingersoll Rand, Inc.
5,191,097
0.6
45,333  Johnson Controls
International PLC
4,984,363
0.5
23,876
(1)
Kirby Corp.
1,992,452
0.2
49,227
(1)
Lyft, Inc. - Class A
1,083,486
0.1
8,167
(1)
Nextracker, Inc. - Class
A
604,276
0.1
4,097
Parker-Hannifin Corp.
3,106,141
0.3
3,007
Paycom Software, Inc.
625,877
0.1
6,067
Pentair PLC
671,981
0.1
8,535
Regal Rexnord Corp.
1,224,260
0.1
2,543  Rockwell Automation,
Inc.
888,855
0.1
62,291  SS&C Technologies
Holdings, Inc.
5,528,949
0.6
6,584
Textron, Inc.
556,282
0.1
4,431  Trane Technologies
PLC
1,869,705
0.2
77,345
(1)
Uber Technologies,
Inc.
7,577,490
0.8
21,039
(1)
U-Haul Holding Co.
1,200,696
0.1
2,592
Union Pacific Corp.
612,671
0.1
16,438
(1)
United Airlines
Holdings, Inc.
1,586,267
0.2
16,199  Vertiv Holdings Co.
- Class A
2,443,781
0.3
13,818  Watts Water
Technologies, Inc.
- Class A
3,859,091
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,257  Westinghouse Air
Brake Technologies
Corp.
$ 853,401
0.1
79,225,885
8.8
Information Technology : 34.6%
8,424
(1)
Adobe, Inc.
2,971,566
0.3
6,819
(1)
Advanced Micro
Devices, Inc.
1,103,246
0.1
221,876
Apple, Inc.
56,496,286
6.2
10,186
Applied Materials, Inc.
2,085,482
0.2
2,448
(1)
AppLovin Corp. - Class
A
1,758,986
0.2
34,881
(1)
Arista Networks, Inc.
5,082,511
0.6
70,989
Broadcom, Inc.
23,419,981
2.6
1,923
(1)
Cadence Design
Systems, Inc.
675,473
0.1
108,135
Cisco Systems, Inc.
7,398,597
0.8
15,565
(1)
Datadog, Inc. - Class A
2,216,456
0.2
153,297
(1)
DXC Technology Co.
2,089,438
0.2
9,718
(1)
Dynatrace, Inc.
470,837
0.1
6,498
(1)
Elastic NV
549,016
0.1
13,984
(1)
F5, Inc.
4,519,489
0.5
13,402
(1)
GoDaddy, Inc. - Class
A
1,833,796
0.2
62,513  Hewlett Packard
Enterprise Co.
1,535,319
0.2
4,052
(1)
HubSpot, Inc.
1,895,526
0.2
4,902
Intuit, Inc.
3,347,625
0.4
2,623
(1)
Keysight Technologies,
Inc.
458,815
0.1
3,771
KLA Corp.
4,067,401
0.4
52,042
(1)
Kyndryl Holdings, Inc.
1,562,821
0.2
5,651  Micron Technology,
Inc.
945,525
0.1
119,007
Microsoft Corp.
61,639,676
6.8
655  Monolithic Power
Systems, Inc.
603,019
0.1
30,535
NetApp, Inc.
3,617,176
0.4
28,563
(1)
Nutanix, Inc. - Class A
2,124,802
0.2
408,902
NVIDIA Corp.
76,292,935
8.4
12,328
Oracle Corp.
3,467,127
0.4
27,957
(1)
Palantir Technologies,
Inc. - Class A
5,099,916
0.6
6,578
(1)
Palo Alto Networks,
Inc.
1,339,412
0.1
25,803
(1)
Pure Storage, Inc.
- Class A
2,162,549
0.2
46,762
Qualcomm, Inc.
7,779,326
0.9
25,156
(1)
Rambus, Inc.
2,621,255
0.3
21,101
Salesforce, Inc.
5,000,937
0.6
27,577
(1)
Samsara, Inc. - Class
A
1,027,243
0.1
7,726
(1)
ServiceNow, Inc.
7,110,083
0.8
5,820
(1)
Snowflake, Inc. - Class
A
1,312,701
0.1
16,147
(1)
Workday, Inc. - Class A
3,887,067
0.4
10,887
(1)
Zoom Video
Communications, Inc.
- Class A
898,177
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,045
(1)
Zscaler, Inc.
$ 912,465
0.1
313,380,058
34.6
Materials : 1.8%
2,624  Carpenter Technology
Corp.
644,297
0.0
24,130
Corteva, Inc.
1,631,912
0.2
34,622  DuPont de Nemours,
Inc.
2,697,054
0.3
18,964
Ecolab, Inc.
5,193,481
0.6
71,656
Element Solutions, Inc.
1,803,582
0.2
63,175  Freeport-McMoRan,
Inc.
2,477,723
0.3
8,854
Royal Gold, Inc.
1,775,935
0.2
10,414
Smurfit WestRock PLC
443,324
0.0
16,667,308
1.8
Real Estate : 2.1%
5,357
American Tower Corp.
1,030,258
0.1
125,401  Brixmor Property
Group, Inc.
3,471,100
0.4
20,021
(1)
CBRE Group, Inc.
- Class A
3,154,509
0.3
16,948  Digital Realty Trust,
Inc.
2,929,970
0.3
8,363
(1)
Jones Lang LaSalle,
Inc.
2,494,516
0.3
144,129  Sabra Health Care
REIT, Inc.
2,686,564
0.3
17,740  Simon Property Group,
Inc.
3,329,266
0.4
19,096,183
2.1
Utilities : 2.3%
40,017
Black Hills Corp.
2,464,647
0.3
12,075
Duke Energy Corp.
1,494,281
0.1
77,776
Edison International
4,299,457
0.5
16,031
Eversource Energy
1,140,446
0.1
16,551
National Fuel Gas Co.
1,528,816
0.2
34,043
NextEra Energy, Inc.
2,569,906
0.3
64,361
NiSource, Inc.
2,786,831
0.3
289,159
PG&E Corp.
4,360,518
0.5
12,296  Portland General
Electric Co.
541,024
0.0
21,185,926
2.3
Total Common Stock
(Cost $615,951,871)
890,473,624
98.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.5%
Mutual Funds : 1.5%
13,417,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $13,417,000) $ 13,417,000 1.5
Total Short-Term
Investments
(Cost $13,417,000)
$ 13,417,000
1.5
Total Investments in
Securities
(Cost $629,368,871) $ 903,890,624 99.9
Assets in Excess of
Other Liabilities 740,416 0.1
Net Assets $ 904,631,040 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Index Plus LargeCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 890,473,624 $ — $ — $ 890,473,624
Short-Term Investments 13,417,000 — — 13,417,000
Total Investments, at fair value $ 903,890,624 $ — $ — $ 903,890,624
Other Financial Instruments+
Futures 170,649 — — 170,649
Total Assets $ 904,061,273 $ — $ — $ 904,061,273
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 37 12/19/25 $ 12,466,688 $ 170,649
$ 12,466,688 $ 170,649
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 289,871,182
Gross Unrealized Depreciation (15,349,428)
Net Unrealized Appreciation $ 274,521,754